Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated unrealized loss on employee benefit plans	Accumulated foreign currency translation differences & net investment hedge	Accumulated unrealized loss on investment in equity securities	Retained earnings (deficit)
Balance at Dec. 31, 2021	$ 2,310,355	$ 1,133,181	$ 39,150	$ (292)	$ (156,926)	$ 12,553	$ 1,282,689
Net income	823,232						823,232
Other comprehensive income (loss), net of tax	(23,889)			292	(82,194)	(5,495)	63,508
Realized (loss) gain on equity securities						(1,259)	1,259
Total comprehensive income	799,343			$ 292	(82,194)	(6,754)	887,999
Share-based payment transactions, net of tax	16,298		16,298
Stock options exercised, net of tax	16,502	22,800	(6,298)
Dividends to owners of the Company	(102,615)						(102,615)
Repurchase of own shares	(567,983)	(68,536)					(499,447)
Net settlement of restricted share units and and performance share units	(8,830)	1,784	(7,659)				(2,955)
Total transactions with owners, recorded directly in equity	(646,628)	(43,952)	2,341				(605,017)
Balance at Dec. 31, 2022	2,463,070	1,089,229	41,491		(239,120)	5,799	1,565,671
Net income	504,877						504,877
Other comprehensive income (loss), net of tax	48,121				38,824	7,281	2,016
Realized (loss) gain on equity securities						(13,323)	13,323
Total comprehensive income	552,998				38,824	(6,042)	520,216
Share-based payment transactions, net of tax	21,424		21,424
Stock options exercised, net of tax	12,777	17,179	(4,402)
Dividends to owners of the Company	(124,254)						(124,254)
Repurchase of own shares	(288,024)	(28,303)					(259,721)
Net settlement of restricted share units and and performance share units	(46,581)	29,185	(20,829)				(54,937)
Total transactions with owners, recorded directly in equity	(424,658)	18,061	(3,807)				(438,912)
Balance at Dec. 31, 2023	$ 2,591,410	$ 1,107,290	$ 37,684		$ (200,296)	$ (243)	$ 1,646,975